Equity-based compensation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost recognized value	$ 6,800	$ 7,200
Exchange of vested RSUs	970,389
Exchange of vested RSUs	540,032
Common stock, shares authorized		59,504,853	59,504,853
Equity compensation costs	$ 94,200	$ 500
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized	690,000,000
Common stock, shares issued	55,886,692
Common stock, shares outstanding	55,886,692
Common Class A [Member] | Two Thousand Twenty Two Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized			29,000,000
Common stock, shares issued			2,859,270
Common stock, shares outstanding			2,859,270